Expense Example, No Redemption (Vanguard Global ex-U.S. Real Estate Index Fund Retail)	Vanguard Global ex-U.S. Real Estate Index Fund Vanguard Global ex-U.S. Real Estate Index Fund - Investor Shares 11/1/2013 - 10/31/2014 USD ($)	Vanguard Global ex-U.S. Real Estate Index Fund Vanguard Global ex-U.S. Real Estate Index Fund - Admiral Shares 11/1/2013 - 10/31/2014 USD ($)
Expense Example, No Redemption:
1 YEAR	63	50
3 YEAR	144	102
5 YEAR	232	160
10 YEAR	492	330